Earnings Per Share - Additional Information (Detail) - shares	3 Months Ended	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2015	Jun. 30, 2014
Stock Options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	1,722,949	1,624,996	0
Restricted Stock Units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	123,967	87,289	0